Financial assets at amortized cost - Summary of maturity analysis of finance lease payments receivable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	$ 1,895,747	$ 3,679,782
Present value of minimum lease payments	1,889,792	3,657,745
Principal [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	1,865,566	3,604,570
Interest accrued [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	24,226	53,175
Up to 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	955,198	1,503,361
Present value of minimum lease payments	952,166	1,496,760
From 1 to 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	940,549	2,176,421
Present value of minimum lease payments	937,626	2,160,985
More than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	0	0
Present value of minimum lease payments	$ 0	$ 0